Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 8,170,471	$ 7,275,747	$ 6,929,813
Less: debt discount	(669,874)	(1,212,580)	(518,186)
Long-term Debt	7,500,597	6,063,167	6,411,627
Less: current portion	(5,616,994)	(895,609)	(332,308)
Long term debt	1,883,603	5,167,558	6,079,319
India line of credit [Member]
Debt Instrument [Line Items]
Long-term debt	1,214,761	0
Subordinated notes payable [Member]
Debt Instrument [Line Items]
Long-term debt	2,900,000	3,200,000	4,800,000
Notes payable and promissory notes [Member]
Debt Instrument [Line Items]
Long-term debt	2,105,221	2,008,159	0
India office building mortgage [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,950,489	$ 2,067,588	$ 2,129,813